Principal Components of Deferred Income Tax Assets and Liabilities, Excluding Assets Held-for-Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss carry forwards	$ 4,813,056	$ 4,677,149
Accrued expenses temporarily non-deductible	18,889,739	14,078,803
Bad debt provision	7,324,158	3,297,574
Difference in fixed assets basis	5,620,343	8,379,571
Others	3,859,498	4,915,559
Total Deferred Tax Assets	40,506,794	35,348,656
Valuation allowance on deferred tax assets	(5,091,664)	(5,183,171)
Net deferred tax assets	35,415,130	30,165,485
Classified as:
Current deferred tax assets	29,914,442	22,979,021
Non-current deferred tax assets	5,500,688	7,186,464
Deferred tax liabilities:
Difference in intangible asset basis	6,702,694	1,361,645
Unbilled revenue	24,252,501	20,651,695
Interest or subsidy income receivables	15,727,129	8,666,757
Others	6,966,720	2,945,307
Total deferred tax liabilities	53,649,044	33,625,404
Classified as:
Current deferred tax liabilities	33,550,044	23,627,893
Non-current deferred tax liabilities	$ 20,099,000	$ 9,997,511